Debt (long and short-term), Component (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Component of borrowings [Abstract]
Financial debt and lease liability, carrying amount	€ 989.1	€ 646.7
Financial debts & lease liability, fair value	992.7	646.7
Bonds [Member]
Component of borrowings [Abstract]
Financial debt and lease liability, carrying amount	598.5	0.0
Financial debts & lease liability, fair value	602.1	0.0
Commercial Papers [Member]
Component of borrowings [Abstract]
Financial debt and lease liability, carrying amount	80.0	393.0
Financial debts & lease liability, fair value	80.0	393.0
Bank Borrowings and Other [Member]
Component of borrowings [Abstract]
Financial debt and lease liability, carrying amount	4.8	9.4
Financial debts & lease liability, fair value	4.8	9.4
Financial Debts [Member]
Component of borrowings [Abstract]
Financial debt and lease liability, carrying amount	683.3	402.4
Financial debts & lease liability, fair value	686.9	402.4
Lease Liability [Member]
Component of borrowings [Abstract]
Financial debt and lease liability, carrying amount	305.8	244.3
Financial debts & lease liability, fair value	€ 305.8	€ 244.3